Short-term Investments - Summary of Short-term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term Investments [Abstract]
Held-to-maturity investments	¥ 1,123,594		¥ 1,360,304
Available-for-sale investments	1,006,783		609,058
Total	¥ 2,130,377	$ 308,876	¥ 1,969,362